Other current assets	6 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Other current assets	Other current assets
The composition of other current assets as of 30 June 2026 and 31 December 2025 is as follows:

	30 June 2026	31 December 2025
Value-added tax	12,424	17,924
Prepaid expenses	43,284	27,816
Other short-term receivables	4,527	1,244
	60,235	46,984